Intangible assets - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [table]
Description to measure fair value less costs of disposal	In line with IFRS, the recoverable amount is determined as the higher of the fair value less costs of disposal and Value in Use (VIU). The VIU calculation is based on a Dividend Discount model using three year management approved plans, updated for expected changes in the macroeconomic environment. When estimating the VIU of a CGU, local conditions and requirements determine the capital requirements, discount rates, and terminal growth rates.
Bonds maturity year	30 years
Change in discount rate assumption	1.00%
Percentage decrease in available cash flow	10.00%
Future growth rate	0.00%
Software In Payments And Cash Management Business [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [table]
Impairment of an intangible asset	€ 51
Wholesale Banking [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [table]
Impairment loss recognised in profit or loss, goodwill		€ 260
Wholesale Banking [Member] | Wholesale Banking [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [table]
Impairment loss recognised in profit or loss, goodwill		260
Retail Belgium [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [table]
Impairment loss recognised in profit or loss, goodwill		50
Retail Belgium [member] | Retail Belgium segment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [table]
Impairment loss recognised in profit or loss, goodwill		43
Retail Belgium [member] | Corporate Line Banking [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [table]
Impairment loss recognised in profit or loss, goodwill		8
Software [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [table]
Intangible assets other than goodwill	573	688
Project Maggie [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [table]
Impairment of an intangible asset		141
Acquired Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [table]
Impairment of an intangible asset		19
Customer Relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [table]
Impairment of an intangible asset	5	20
Trade Name [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [table]
Impairment of an intangible asset	€ 7	€ 14